Novartis Collaboration Agreement - Additional Information (Detail) (Collaboration agreement [Member], USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2009 Novartis [Member] Blood screening [Member)	Sep. 26, 2009 Novartis [Member] Blood screening [Member)	Sep. 26, 2009 2012-2013 [Member] Novartis [Member]	Sep. 26, 2009 2014 [Member] Novartis [Member]	Sep. 26, 2009 2015 [Member] Novartis [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Novartis [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Novartis [Member] Blood screening [Member)	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Pacific Biosciences [Member)	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Pacific Biosciences [Member)	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] 2014 [Member] Novartis [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] 2015 [Member] Novartis [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] 2009 [Member] Novartis [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] 2010-2011 [Member] Novartis [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] 2012-2013 [Member] Novartis [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaboration agreement maturity date	2025-06-30
Manufacturing costs entitled to recover		50.00%					50.00%
Share of revenue from any assay that includes a test for HCV			47.00%	48.00%	50.00%		50.00%			48.00%	50.00%	44.00%	46.00%	47.00%
Share of revenue from assay that includes test for HCV		50.00%
Time period for product sales and payment of blood screening assay revenue						Novartis has also reduced the amount of time between product sales and payment of the Company’s share of blood screening assay revenue from 45 days to 30 days. Novartis is obligated to purchase all of the quantities of these assays specified on a 90-day demand forecast, due 90 days prior to the date Novartis intends to take delivery, and certain quantities specified on a rolling 12-month forecast
Deferred license revenues						$ 2.1
Expenses incurred by company in connection with collaboration agreement								$ 1.6	$ 0.4